Supplemental Cash Flow Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Supplemental Cash Flow Information
Schedule of Supplemental Cash Flow Information
	Nine months ended
Change in working capital	September 30, 2022	September 30, 2021

Accounts receivable	$564,381	$(566,648)
Income tax receivable	1,322,340	-
Notes and other receivables, net	-	(1,700,000)
Inventory	7,357,888	(834,094)
Prepaid expenses and other current assets	2,070,637	(5,308,936)
Security deposits	(85,875)	6,181
Prepaid expenses and other assets	(43,787)	37,849
Cash settled share-based payments	-	(1,682,898)
Accounts payable and accrued liabilities	(13,845,266)	(29,947,252)
	$(2,659,682)	$(39,995,798)

	Nine months ended
Cash paid	September 30, 2022	September 30, 2021

Income taxes paid	$6,000,000	$1,700,000

Change in working capital	December 31, 2021	December 31, 2020
Accounts receivable	$(2,601,713)	$-
Income tax receivables	(1,322,340)	-
Inventory	(830,862)	-
Prepaid expenses	(1,401,841)	-
Security deposits	(36,336)	-
Prepaid expenses and other assets	(675,635)	179,701
Notes and other receivables	(1,200,000)	581,400
Cash settled share-based payments	(1,682,898)	-
Accounts payable and accrued liabilities	(36,761,461)	8,052,817
	$(46,513,086)	$8,813,918

Cash paid
Income taxes	$4,753,710	$-